Supplemental Information on Oil and Gas Operations: - Schedule of Capitalized Costs Related to Oil and Gas Producing Activities (Details) (USD $)	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Supplemental Information On Oil And Gas Operations
Proved properties	$ 10,532,021	$ 10,474,051	$ 9,630,780
Unproved properties	105,123,129	105,123,129	104,692,582
Capitalized costs related to oil and gas activities, gross	115,655,150	115,597,180	114,323,362
Less: accumulated impairment	(113,552,534)	(98,143,411)	(85,294,734)
Less: accumulated depletion	(1,077,616)	(816,555)	(95,815)
Capitalized costs related to oil and gas activities, net	1,025,000	16,637,214	28,932,813
Development	243,409	1,623,574	779,457
Exploration
Costs incurred in oil and gas activities, total	$ 243,409	$ 1,623,574	$ 779,457